UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York             10036

    (Address of principal executive offices)            (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (1.0%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$ 2,118		2.655%	10/01/36	$2,251,712
1,751		2.671	11/01/36	1,885,051
1,177		5.363	01/01/38	1,265,417
4,110	Federal National Mortgage Association, Conventional Pool	2.323	05/01/35	4,389,621

	Total Agency Adjustable Rate Mortgages (Cost $9,664,650)			9,791,801

	Agency Bonds - Banking (FDIC Guaranteed) (0.8%)
6,100	Citigroup Funding, Inc. (a)	2.25	12/10/12	6,124,760
2,080	NCUA Guaranteed Notes, Series A2	1.40	06/12/15	2,131,168

	Total Agency Bonds - Banking (FDIC Guaranteed) (Cost $8,268,854)			8,255,928

	Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.5%)
4,538	Safina Ltd. (Cost $4,537,739)	2.00	12/30/23	4,653,624

	Agency Bond - Finance (U.S. Government Guaranteed) (1.0%)
10,330	US Central Federal Credit Union (Cost $10,323,389)	1.90	10/19/12	10,338,274

	Agency Fixed Rate Mortgages (40.7%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
5,665		3.50	08/01/42	6,086,923
4,909		4.00	12/01/41	5,286,966
12,689		4.50	06/01/39	13,653,860
14,452		5.00	10/01/35–01/01/40	15,795,732
3,691		5.50	11/01/39	4,047,647
3,119		6.00	07/01/38	3,428,980
2,708		6.50	03/01/29–09/01/36	3,058,174
944		7.50	05/01/35	1,160,533
528		8.00	08/01/32	656,366
576		8.50	08/01/31	724,531
	October TBA:
9,745	(b)	3.00	10/01/27	10,288,589
33,025	(b)	3.50	10/01/42	35,419,312
	Federal National Mortgage Association,
	Conventional Pools:
31,260		4.00	11/01/41–01/01/42	33,742,880
32,810		4.50	01/01/25–08/01/41	36,092,881
30,226		5.00	05/01/35–02/01/41	33,851,072
37,740		5.50	03/01/35–08/01/38	41,598,862
272		6.50	06/01/29–02/01/33	316,526
3		7.00	05/01/31	3,065
1,497		7.50	08/01/37	1,839,958
1,194		8.00	04/01/33	1,482,489
1,065		8.50	10/01/32	1,337,106
	Government National Mortgage Association,
	October TBA:
10,005	(b)	3.50	10/15/42	10,946,094
45,819	(b)	4.00	10/15/42	50,491,949
	Various Pools:
18,605		3.50	07/20/42	19,980,974
15,292		4.50	04/15/39–06/15/40	16,875,789
6,372		6.00	03/15/26–09/20/34	7,273,090
10,202		6.50	03/15/14–07/15/31	11,770,212
351		7.00	03/20/26–07/20/29	423,320
11,491		7.50	11/15/32	13,666,243

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 2,918		8.00%		06/15/16–08/15/31	$3,209,268
5,088		8.50		07/15/30	5,968,915
3,001		9.00		11/15/15–02/15/25	3,114,474
2,071		9.50		02/15/16–12/15/20	2,159,390
2,538		10.00		06/15/13–11/15/20	2,621,246
41		12.25		09/15/13–06/15/15	42,106

	Total Agency Fixed Rate Mortgages (Cost $382,192,402)				398,415,522

	Asset-Backed Securities (5.4%)
1,475	Ally Master Owner Trust (c)	1.971	(d)	01/15/15	1,481,917
8,485	Amal Ltd. (Cayman Islands)	3.465		08/21/21	9,251,802
1,837	Enterprise Fleet Financing LLC (c)	1.62		05/20/17	1,848,382
3,520	Hyundai Auto Lease Securitization Trust 2011-A (c)	1.02		08/15/14	3,532,792
1,875	Mercedes-Benz Auto Receivables Trust	0.85		03/16/15	1,881,866
	North Carolina State Education Assistance Authority
2,275		1.251	(d)	07/25/25	2,284,646
3,400		1.351	(d)	01/26/26	3,430,260
4,976	North Texas Higher Education Authority	1.561	(d)	04/01/40	5,058,629
825	Panhandle-Plains Higher Education Authority, Inc.	1.31	(d)	07/01/24	834,790
5,395	PFS Financing Corp. (c)	1.721	(d)	10/17/16	5,434,677
	Small Business Administration Participation Certificates
4,245		2.42		06/01/32	4,298,700
9,695		2.67		04/01/32	10,019,731
3,370	United States Small Business Administration	2.245		09/10/22	3,429,771

	Total Asset-Backed Securities (Cost $51,302,816)				52,787,963

	Collateralized Mortgage Obligations - Agency Collateral Series (10.1%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	4,171,990
2,665		2.086		03/25/19	2,801,444
9,875		2.373		05/25/22	10,136,589
5,560		2.699		05/25/18	6,041,855
5,025		2.789		01/25/22	5,361,414
3,700		3.154		02/25/18	4,103,846
5,125		3.871		04/25/21	5,905,596
	IO
35,756		0.835	(d)	01/25/21	1,442,396
	IO PAC REMIC
29,356		6.249	(d)	06/15/40	5,735,718
	IO REMIC
13,099		5.829	(d)	04/15/39	3,164,725
	Federal National Mortgage Association
1,720		3.763		06/25/21	1,927,105
	IO
28,290		6.174	(d)	09/25/20	7,286,865
	IO REMIC
36,046		3.50		02/25/39	6,346,398
48,100		6.334	(d)	02/25/41–08/25/41	9,289,473
10,123		6.384	(d)	09/25/38	2,094,916
	REMIC
64		4.00		04/25/42	63,772
3,109		9.139	(d)(e)	10/25/41	3,361,307
	Government National Mortgage Association,
	IO
2,457		5.00		02/16/41	515,921
27,078		5.779	(d)	02/16/41	6,563,877
17,564		5.829	(d)	11/16/40	3,362,212
16,098		6.032	(d)	02/20/40	2,831,208
12,838		6.362	(d)	06/20/40	2,180,041

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 17,372		6.379	(d)%	04/16/41	$3,886,866

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $86,299,550)				98,575,534

	Commercial Mortgage Backed Securities (1.3%)
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,095		4.171		08/15/46	2,413,171
3,400	(c)	4.388		07/15/46	3,869,117
5,645	WF-RBS Commercial Mortgage Trust (c)	4.869	(d)	02/15/44	6,672,133

	Total Commercial Mortgage Backed Securities (Cost $11,329,630)				12,954,421

	Mortgages - Other (0.4%)
3,136	FDIC Structured Sale Guaranteed Notes (c)	0.782	(d)	02/25/48	3,144,349
644	Wells Fargo Mortgage Backed Securities Trust	4.428	(d)	10/25/33	653,658

	Total Mortgages - Other (Cost $3,785,987)				3,798,007

	Municipal Bonds (6.0%)
3,615	Bay Area Toll Authority	6.263		04/01/49	5,156,725
3,875	City of New York, NY, Series G-1	5.968		03/01/36	5,100,353
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,783,690
5,980	Los Angeles Unified School District	5.75		07/01/34	7,071,769
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,914,696
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,754,042
	Municipal Electric Authority of Georgia
1,760		6.637		04/01/57	2,076,536
3,085		6.655		04/01/57	3,595,166
4,000	New Jersey Economic Development Authority	1.389	(d)	06/15/13	4,011,320
1,360	New Jersey Transportation Trust Fund Authority	6.561		12/15/40	1,851,368
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267		05/01/27	4,431,200
3,000	New York State Dormitory Authority	5.628		03/15/39	3,762,600
2,575	Oregon Department of Transportation, Series A	5.834		11/15/34	3,395,575
	State of Washington
2,440		5.09		08/01/33	2,960,403
	Series D
1,580		5.481		08/01/39	2,018,118

	Total Municipal Bonds (Cost $48,501,359)				58,883,561

	Sovereign (5.2%)
29,130	Egypt Government AID Bonds	4.45		09/15/15	32,554,290
14,175	Israel Government AID Bond	5.50		09/18/23	18,736,968

	Total Sovereign (Cost $44,158,564)				51,291,258

	U.S. Agency Securities (3.1%)
6,960	Private Export Funding Corp.	4.30		12/15/21	8,374,780
	Tennessee Valley Authority
6,935		5.25		09/15/39	9,230,249
8,085		7.125		05/01/30	12,611,994

	Total U.S. Agency Securities (Cost $24,321,477)				30,217,023

	U.S. Treasury Securities (23.4%)
18,650	U.S. Treasury Bond	3.875		08/15/40	22,787,969
	U.S. Treasury Notes
34,285		0.75		06/15/14	34,591,714
25,600		0.875		12/31/16	26,003,994
20,500		1.25		10/31/15	21,078,161
47,350	(f)	1.875		09/30/17	50,253,881
24,800		2.00		02/15/22	25,797,828
25,400		2.25		01/31/15	26,570,787
19,500		2.75		02/15/19	21,728,791

	Total U.S. Treasury Securities (Cost $225,329,560)				228,813,125

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Short-Term Investments (10.3%)
	U.S. Treasury Securities (6.2%)
	U.S. Treasury Bills
$6,000	(g)	0.109%	10/04/12	$5,999,911
20,050	(g)	0.127	12/13/12	20,046,752
10,000	(g)	0.134	11/29/12	9,999,020
25,000	(g)	0.14	10/04/12	24,999,522

	Total U.S. Treasury Securities (Cost $61,042,394)			61,045,205

NUMBER OF SHARES (000)
	Investment Company (4.1%)
40,059	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $40,059,312)			40,059,312

	Total Short-Term Investments (Cost $101,101,706)			101,104,517

	Total Investments (Cost $1,011,117,683) (i)(j)		109.2%	1,069,880,558
	Liabilities in Excess of Other Assets		(9.2)	(90,389,239)

	Net Assets		100.0%	$979,491,319

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	For the nine months ended September 30, 2012, there were no transactions in Citigroup, Inc., Agency Bonds - Banking (FDIC Guaranteed), and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2012.
(f)	A portion of this security has been physically segregated in connection with open futures contracts.
(g)	Rate shown is the yield to maturity at September 30, 2012.
(h)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Futures Contracts Open at September 30, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
1,179	Long	U.S. Treasury 5 yr. Note, Dec-12	$146,942,086	$477,785
271	Long	U.S. Treasury 2 yr. Note, Dec-12	59,763,969	38,109
17	Short	Ultra Long U.S. Treasury Bond, Dec-12	(2,808,718)	21,383
58	Short	U.S. Treasury 10 yr. Note, Dec-12	(7,742,094)	(31,719)
119	Short	U.S. Treasury 30 yr. Bond, Dec-12	(17,775,625)	61,141

		Net Unrealized Appreciation		$566,699

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at September 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Barclays Capital	$20,000	3 Month LIBOR	Receive	0.81%	09/24/17	$(44,796)
Credit Suisse	62,940	3 Month LIBOR	Receive	0.39	09/25/14	(41,084)
Credit Suisse	30,130	3 Month LIBOR	Receive	0.82	09/13/17	(86,047)
Deutsche Bank	51,059	3 Month LIBOR	Receive	0.82	07/24/17	(245,304)

		Total Unrealized Depreciation				$(417,231)

LIBOR	London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ¡ September 30, 2012 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets: Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$9,791,801	$—	$9,791,801
Agency Bonds—Banking (FDIC Guaranteed)	—	8,255,928	—	8,255,928
Agency Bond—Consumer Discretionary (U.S. Government Guaranteed)	—	4,653,624	—	4,653,624
Agency Bond—Finance (U.S. Government Guaranteed)	—	10,338,274	—	10,338,274
Agency Fixed Rate Mortgages	—	398,415,522	—	398,415,522
Asset-Backed Securities	—	52,787,963	—	52,787,963
Collateralized Mortgage Obligations—Agency Collateral Series	—	98,575,534	—	98,575,534
Commercial Mortgage Backed Securities	—	12,954,421	—	12,954,421
Mortgages—Other	—	3,798,007	—	3,798,007
Municipal Bonds	—	58,883,561	—	58,883,561
Sovereign	—	51,291,258	—	51,291,258
U.S. Agency Securities	—	30,217,023	—	30,217,023
U.S. Treasury Securities	—	228,813,125	—	228,813,125
Total Fixed Income Securities	—	968,776,041	—	968,776,041
Short-Term Investments
U.S. Treasury Securities	—	61,045,205	—	61,045,205
Investment Company	40,059,312	—	—	40,059,312
Total Short-Term Investments	40,059,312	61,045,205	—	101,104,517
Futures Contracts	598,418	—	—	598,418
Total Assets	40,657,730	1,029,821,246	—	1,070,478,976
Liabilities:
Futures Contracts	(31,719)	—	—	(31,719)
Interest Rate Swap Agreements	—	(417,231)	—	(417,231)
Total Liabilities	(31,719)	(417,231)	—	(448,950)
Total	$40,626,011	$1,029,404,015	$—	$1,070,030,026

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 15, 2012